Significant Accounting Policies and Judgements (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Emerald Health Therapeutics Canada Inc [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Emerald Health Naturals Inc. (Naturals) [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	51.00%
Avalite Sciences Inc. (Avalite) [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pure Sunfarms Corp [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	46.50%	50.00%
Verd Lite Sciences Inc [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Verdelite Property Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%